GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2023

Principal Amount		Value
	SHORT TERM INVESTMENTS - 90.27%
	Certificates of Deposit - 56.57%
	Bank Of America NA
$10,000,000	5.800%, 04/10/2024	$10,007,224
10,000,000	6.040%, 04/12/2024	10,013,522
	Bank of Montreal
7,000,000	5.770% (SOFR + 0.370%), 01/03/2024 (a)	7,000,000
8,000,000	6.050% (SOFR + 0.650%), 06/14/2024 (a)	8,013,047
	Bank of Nova Scotia
5,000,000	5.820% (SOFR + 0.420%), 01/26/2024 (a)	5,000,000
10,000,000	5.970% (SOFR + 0.570%), 08/21/2024 (a)	10,015,107
	CIBC
5,000,000	5.600%, 03/06/2024	4,998,985
10,000,000	5.810%, 03/26/2024	10,003,934
5,000,000	5.840%, 05/13/2024	5,006,089
16,000,000	Commonwealth Bank of Australia
	5.390%, 03/28/2024	16,000,166
6,000,000	DG Bank
	5.300%, 06/03/2024	6,000,720
5,000,000	Mitsubishi Trust and Banking Corp.
	5.650%, 02/09/2024	5,000,053
	Mizuho Bank, Ltd.
10,000,000	5.350%, 02/07/2024	10,000,000
10,000,000	5.700%, 02/07/2024	10,000,000
10,000,000	MUFG Bank, Ltd.
	5.650%, 01/08/2024	10,000,019
	Nordea Bank
5,000,000	5.670% (SOFR + 0.270%), 02/16/2024 (a)	5,000,000
5,000,000	5.920% (SOFR + 0.520%), 03/08/2024 (a)	5,003,848
10,000,000	5.960% (SOFR + 0.560%), 10/23/2024 (a)	10,020,376
	Oversea Chinese Banking Corp., Ltd.
3,000,000	5.620%, 02/01/2024	3,000,025
17,000,000	5.700%, 03/01/2024	17,004,642
	Royal Bank of Canada
10,000,000	5.830%, 07/23/2024	10,024,573
10,000,000	5.960%, 09/20/2024	10,045,936
	Sumitomo Mitsui Banking Corp.
20,000,000	5.310%, 01/04/2024	20,000,000
5,000,000	5.600% (SOFR + 0.300%), 02/07/2024 (a)	5,000,000
10,000,000	Svenska Handelsbanken
	5.860% (SOFR + 0.540%), 10/04/2024 (a)	10,019,687
	Toronto Dominion Bank
7,000,000	5.890%, 05/22/2024	7,008,684
2,000,000	5.701%, 07/02/2024 (d)	2,004,060
11,000,000	5.970%, 10/07/2024	11,053,673
	Westpac Banking Corp.
5,000,000	5.630% (SOFR + 0.230%), 02/22/2024 (a)	5,000,045
10,000,000	5.880% (SOFR + 0.480%), 04/04/2024 (a)	10,008,955
5,000,000	5.840%, 08/15/2024	5,013,579
		262,266,949
Number of Shares
	Money Market Funds - 5.83%
26,998,194	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.29% (b)(c)	26,998,194
		26,998,194
Principal Amount
	U.S. Treasury Bills - 27.87%
$15,000,000	5.485%, 01/02/2024 (d)	14,997,786
10,000,000	5.414%, 01/04/2024 (d)	9,995,608
17,000,000	5.483%, 01/16/2024 (d)	16,962,417
5,000,000	5.459%, 01/18/2024 (d)	4,987,480
16,000,000	5.358%, 01/23/2024 (d)	15,948,667
6,000,000	5.378%, 01/30/2024 (d)	5,974,637
13,000,000	5.371%, 02/01/2024 (d)	12,941,249
3,000,000	5.424%, 02/08/2024 (d)	2,983,328
3,000,000	5.490%, 02/15/2024 (d)	2,980,284
4,000,000	5.394%, 02/22/2024 (d)	3,969,753
8,000,000	5.513%, 02/27/2024 (d)	7,932,518
5,000,000	5.426%, 03/19/2024 (d)	4,944,445
10,000,000	5.388%, 03/28/2024 (d)	9,875,975
10,000,000	5.389%, 04/16/2024 (d)	9,848,236
5,000,000	5.307%, 06/20/2024 (d)	4,880,906
		129,223,289
	Total Short Term Investments (cost $418,216,614)	418,488,432

	Total Investments (Cost $418,216,614) - 90.27%	418,488,432
	Liabilities in Excess of Other Assets - 9.73%	45,115,691
	TOTAL NET ASSETS - 100.00%	$463,604,123

Percentages are stated as a percent of net assets.
(a)
Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of December 31, 2023.

(b)	Seven-day yield as of December 31, 2023.
(c)	All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.

GuidePath Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
December 31, 2023

	Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
	3 Month CORRA Futures	8	Long	$1,437,304	Jun-24	$(1,408)
	3 Month SOFR Futures	95	Long	22,677,688	Sep-24	1,556
	Australian Dollar Futures	129	Long	8,811,345	Mar-24	12,473
	Brazilian Real Futures	205	Long	4,221,975	Jan-24	31,888
	British Pound Futures	469	Long	37,376,369	Mar-24	482,928
	CAC40 Index Futures	136	Long	11,342,842	Jan-24	3,688
	Canadian 10-Year Bond Futures	68	Long	6,372,771	Mar-24	(4,855)
	Canadian Dollar Futures	281	Long	21,250,625	Mar-24	(57,657)
	Cocoa Futures (a)	170	Long	7,133,200	Mar-24	97,627
	Coffee 'C' Futures (a)	73	Long	5,154,713	Mar-24	374,169
	Copper Futures (a)	5	Long	486,313	Mar-24	(5,167)
	DAX® Index Futures	31	Long	14,470,078	Mar-24	6,604
	DJIA E-Mini CBOT Futures	223	Long	42,383,380	Mar-24	1,512,864
	E-mini NASDAQ 100 Futures	91	Long	30,982,770	Mar-24	1,166,612
	E-mini Russell 2000 Futures	106	Long	10,852,810	Mar-24	158,973
	E-mini S&P 500 Futures	186	Long	44,826,000	Mar-24	1,226,400
	E-mini S&P Mid Cap 400 Futures	41	Long	11,518,950	Mar-24	367,480
	Euribor 3 Month Futures	184	Long	48,943,301	Mar-24	16,780
	Euro Fx Futures	133	Long	18,412,188	Mar-24	25,634
	Euro Stoxx 50® Index Futures	424	Long	21,264,594	Mar-24	(67,969)
	Euro Stoxx 600 Futures	276	Long	7,309,503	Mar-24	78,861
	Euro-Bobl Futures	494	Long	65,049,369	Mar-24	325,274
	Euro-BTP Futures	223	Long	29,332,388	Mar-24	820,323
	Euro-BTP Futures - Short	471	Long	55,453,667	Mar-24	334,685
	Euro-Bund Futures	256	Long	38,779,829	Mar-24	353,694
	Euro-Buxl® 30 Year Futures	53	Long	8,291,928	Mar-24	131,692
	Euro-OAT Futures	424	Long	61,556,390	Mar-24	859,044
	Euro-Schatz Futures	495	Long	58,221,954	Mar-24	38,186
	FTSE 100 Index Futures	35	Long	3,460,384	Mar-24	73,750
	FTSE MIB Index Futures	77	Long	12,972,031	Mar-24	28,100
	FTSE Taiwan Index Futures	186	Long	11,535,720	Jan-24	210,509
	Gold 100 Oz. Futures (a)	109	Long	22,582,620	Feb-24	173,930
	IBEX 35® Index Futures	88	Long	9,798,481	Jan-24	(70,025)
	ICE 3 Month Sonia Futures	287	Long	86,842,074	Jun-24	61,807
	Live Cattle Futures (a)	4	Long	269,600	Feb-24	(1,791)
	LME Aluminium Futures (a)(b)	172	Long	10,238,300	Mar-24	410,318
	LME Copper Futures (a)(b)	6	Long	1,283,325	Mar-24	(123)
	LME Nickel Futures (a)(b)	31	Long	3,086,298	Mar-24	(42,408)
	LME Zinc Futures (a)(b)	21	Long	1,398,338	Mar-24	32,115
	Long Gilt Futures	227	Long	29,701,286	Mar-24	200,420
	Low Sulphur Gas Oil Futures (a)	23	Long	1,707,175	Feb-24	9,870
	Mexican Peso Futures	1,010	Long	29,411,200	Mar-24	748,531
	MSCI EAFE Index Futures	137	Long	15,428,940	Mar-24	459,319
	MSCI Emerging Markets Index Futures	28	Long	1,447,180	Mar-24	14,394
	New Zealand Dollar Futures	286	Long	18,082,350	Mar-24	309,321
	Nikkei 225 Futures	47	Long	11,150,000	Mar-24	250,071
	OMXS30 Futures	458	Long	10,903,897	Jan-24	345,909
	S&P/TSX 60 Index Futures	94	Long	18,024,618	Mar-24	463,680
	SGX Iron Ore 62% Futures (a)	390	Long	5,410,860	Feb-24	215,280
	Silver Futures (a)	5	Long	602,150	Mar-24	(15,464)
	Soybean Meal Futures (a)	91	Long	3,512,600	Mar-24	(460,292)
	SPI 200 Index Futures	115	Long	14,860,286	Mar-24	262,976
	Swiss Franc Futures	195	Long	29,201,250	Mar-24	780,767
	Topix Index Futures	70	Long	11,746,099	Mar-24	141,450
	U.S. Treasury Long Bond Futures	10	Long	1,249,375	Mar-24	3,050
	U.S. Treasury Ultra Bond Futures	6	Long	801,563	Mar-24	(6,524)
	U.S. Ultra 10 Year Future	8	Long	944,125	Mar-24	1,470
	90-Day Bank Bill Futures	(22)	Short	(14,836,082)	Mar-24	(10,736)
	Aluminum Futures (a)	(2)	Short	(118,688)	Mar-24	(8,388)
	Australian 10-Year Treasury Bond Futures	(19)	Short	(1,510,534)	Mar-24	(44,292)
	Australian 3-Year Treasury Bond Futures	(139)	Short	(10,121,502)	Mar-24	(100,913)
	Brent Crude Futures (a)	(22)	Short	(1,694,880)	Jan-24	(50,443)
	Corn Futures (a)	(574)	Short	(13,524,875)	Mar-24	398,796
	Cotton No. 2 Futures (a)	(60)	Short	(2,430,000)	Mar-24	(35,267)
	ECX Emissions Futures (a)	(76)	Short	(6,743,045)	Dec-24	(513,095)
	FTSE China A50 Index Futures	(1,071)	Short	(12,311,145)	Jan-24	(309,602)
	FTSE JSE Top 40 Futures	(4)	Short	(156,108)	Mar-24	(4,247)
	Hang Seng Index Futures	(55)	Short	(6,033,553)	Jan-24	(145,047)
	HSCEI Index Futures	(149)	Short	(5,529,897)	Jan-24	(157,799)
	Indian Rupee Futures	(48)	Short	(1,152,864)	Jan-24	(285)
	Japanese Yen Futures	(373)	Short	(33,458,100)	Mar-24	(885,112)
	KC HRW Wheat Future (a)	(45)	Short	(1,444,500)	Mar-24	(37,890)
	Lean Hogs Futures (a)	(64)	Short	(1,740,160)	Feb-24	(5,510)
	LME Aluminium Futures (a)(b)	(206)	Short	(12,262,150)	Mar-24	(944,838)
	LME Copper Futures (a)(b)	(4)	Short	(855,550)	Mar-24	(29,679)
	LME Nickel Futures (a)(b)	(52)	Short	(5,177,016)	Mar-24	338,052
	LME Zinc Futures (a)(b)	(31)	Short	(2,064,213)	Mar-24	(148,040)
	MSCI Singapore Index Futures	(105)	Short	(2,288,956)	Jan-24	(87,254)
	Natural Gas Futures (a)	(263)	Short	(6,611,820)	Jan-24	(198,263)
	Palladium Futures (a)	(9)	Short	(998,370)	Mar-24	(73,754)
	Platinum Futures (a)	(10)	Short	(504,600)	Apr-24	(26,345)
	RBOB Gasoline Futures (a)	(10)	Short	(884,646)	Jan-24	(10,132)
	South African Rand Futures	(73)	Short	(1,981,038)	Mar-24	(71,032)
	Soybean Oil Futures (a)	(151)	Short	(4,365,108)	Mar-24	159,017
	Sugar No. 11 Futures (a)	(82)	Short	(1,890,067)	Feb-24	3,169
	U.S. Treasury 2-Year Note Futures	(146)	Short	(30,063,453)	Mar-24	(317,058)
	U.S. Treasury 5-Year Note Futures	(32)	Short	(3,480,750)	Mar-24	(76,060)
	Wheat Futures (a)	(113)	Short	(3,548,200)	Mar-24	(299,279)
	WTI Crude Futures (a)	(53)	Short	(3,797,450)	Jan-24	(88,363)
						$9,111,100

(a)	All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)
December 31, 2023

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
3/20/2024	UBS AG	Chinese Yuan Renminbi	15,000,000	U.S. Dollar	2,116,319	$888
3/20/2024	UBS AG	Norwegian Krone	206,000,000	U.S. Dollar	20,025,341	287,370
3/20/2024	UBS AG	Polish Zloty	142,500,000	U.S. Dollar	35,365,593	809,105
3/20/2024	UBS AG	Singapore Dollar	25,375,000	U.S. Dollar	19,063,237	237,228
3/20/2024	UBS AG	Swedish Krona	174,000,000	U.S. Dollar	17,075,888	231,805
3/20/2024	UBS AG	Turkish Lira	7,200,000	U.S. Dollar	230,216	(4,041)
3/20/2024	UBS AG	U.S. Dollar	8,683,265	Chinese Yuan Renminbi	62,000,000	(67,856)
3/20/2024	UBS AG	U.S. Dollar	20,800,079	Norwegian Krone	226,000,000	(1,487,567)
3/20/2024	UBS AG	U.S. Dollar	3,688,020	Polish Zloty	14,500,000	7,085
3/20/2024	UBS AG	U.S. Dollar	899,399	Turkish Lira	28,500,000	4,123
						$18,140